Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Investments
Schedule of long-term investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Investments in equity method investees	3,776,245	5,239,242
Equity investments with readily determinable fair values	5,886,911	2,567,268
Equity investments without readily determinable fair values	8,802,976	10,463,304
Investments accounted for at fair values	194,280	246,073
Debt investments	144,490	28,471
	18,804,902	18,544,358